STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net loss	$ (38,570)	$ (49,056)	$ (88,950)
Unrealized gains/(losses) from hedging financial instruments
Unrealized gain on interest rate swaps, net	7,230	17,996	15,245
Amortization of deferred loss on de-designated financial instruments	877	2,173	2,020
Total unrealized gains from hedging financial instruments	8,107	20,169	17,265
Unrealized (loss)/gain on marketable securities	(79)	228	34
Realized (gain)/loss on marketable securities reclassified to Statements of Operations	(89)	(95)	0
Other Comprehensive income	7,939	20,302	17,299
Comprehensive loss	(30,631)	(28,754)	(71,651)
Less: comprehensive loss/(income) attributable to the noncontrolling interest	1,108	(207)	(546)
Comprehensive loss attributable to Tsakos Energy Navigation Limited	$ (29,523)	$ (28,961)	$ (72,197)